Exceptional items (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Exceptional Items
Exceptional items are made up as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m	€m
Distribution network integration (1)	—	2.2	—
Fortenova Acquisition integration costs (2)	4.3	9.5	3.5
Findus Switzerland integration costs (3)	—	8.2	6.2
Brexit (4)	—	—	5.3
Business Transformation program (5)	68.4	37.0	18.8
Information Technology Transformation program (6)	0.6	4.4	4.2
Factory optimization (7)	—	3.5	4.9
Settlement of legacy matters (8)	(0.8)	(28.9)	(2.6)
Impairment of customer relationships (9)	—	5.8	—
Release of indemnification assets (10)	—	7.0	5.0
Total exceptional items	72.5	48.7	45.3